SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - Warrants [member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 4,865,772	$ 748,634
Warrants issuance		8,261,511
Exercised	(74,227)	(98,048)
Change in fair value of warrants outstanding	(4,783,497)	(4,046,325)
End of the period	8,048	4,865,772
Warrants	8,048	4,865,772
Contingent consideration	383,282	694,230
Derivative liability	$ 391,330	$ 5,560,002